UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    ----------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                         Date of fiscal year end: MAY 31

                    Date of reporting period: AUGUST 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - 152.0%
      AEROSPACE & DEFENSE - 6.0%
              AEROSPACE & DEFENSE - 6.0%
$   3,623,537 GenCorp Inc. ......................   B1       BB-       8.58%-8.65%     12/06/10     $    3,639,390
    3,280,584 Hexcel Corp. ......................   B2       B+        7.06%-7.25%      3/01/12          3,280,584
    2,902,078 Hunter Defense Holdings, Inc. .....  NR(a)    NR(a)     8.38%-10.00%      3/10/11          2,909,333
    1,881,357 K&F Industries, Inc. ..............   B2       B+           7.33%        11/18/12          1,883,122
      990,000 Mid-Western Aircraft Systems, Inc.    B1       BB-          7.75%        12/31/11            993,960
    2,732,484 MRO Acquisition Corp. .............   B1       B+           7.90%         8/27/10          2,746,146
    5,835,165 Robertson Aviation, LLC. ..........  NR(a)    NR(a)      8.83%-9.12%      4/19/13          5,864,341
    4,230,769 Standard Aero Holdings, Inc. ......   B2       B+        7.58%-7.61%      8/24/12          4,228,125
    3,100,000 Vought Aircraft Industries, Inc. ..   B1       B+           7.83%        12/22/10          3,123,250
                                                                                                    ---------------
              TOTAL AEROSPACE & DEFENSE                                                                 28,668,251
                                                                                                    ---------------

      AUTO COMPONENTS - 1.8%
              AUTO PARTS & EQUIPMENT - 1.8%
    5,000,000 Axletech International Holdings,
                 Inc. (c) ....................... Caa1       B-          12.01%         4/21/13          5,027,085
    3,410,095 TRW Automotive Inc. ...............   Ba2      BB+          7.19%         6/30/12          3,403,466
                                                                                                    ---------------
              TOTAL AUTO COMPONENTS                                                                      8,430,551
                                                                                                    ---------------

      BEVERAGES - 0.2%
              SOFT DRINKS - 0.2%
      803,953 Culligan Corp. ....................   B1       B+           7.33%         9/30/11            803,451
                                                                                                    ---------------
              TOTAL BEVERAGES                                                                              803,451
                                                                                                    ---------------

      BUILDING PRODUCTS - 2.8%
              BUILDING PRODUCTS - 2.8%
    1,733,567 Custom Building Products ..........  NR(a)    NR(a)         7.75%        10/20/11          1,737,901
    2,271,275 Headwaters, Inc. ..................   Ba3      BB-       7.33%-7.50%      4/30/11          2,278,846
    4,934,235 NCI Building Systems, Inc. ........   Ba2      BB           6.71%         6/18/10          4,928,067
    3,422,980 PGT Industries, Inc. ..............  NR(a)    NR(a)         8.41%         2/14/12          3,435,816
    1,000,000 South Edge, LLC ...................  NR(a)    NR(a)         7.33%        10/31/09            999,583
                                                                                                    ---------------
              TOTAL BUILDING PRODUCTS                                                                   13,380,213
                                                                                                    ---------------

      CAPITAL MARKETS - 2.3%
              ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
    3,972,519 LPL Holdings, Inc. ................   B2        B        8.13%-8.75%      6/28/13          4,012,244
                                                                                                    ---------------
              INVESTMENT BANKING & BROKERAGE - 1.4%
    1,958,636 Ameritrade Holding Corp. ..........   Ba1      BB           6.90%        12/31/12          1,955,454
    4,922,589 NASDAQ Stock Market (The), Inc. ...   Ba3      BB+       6.97%-7.25%      4/18/12          4,913,975
                                                                                                    ---------------
                                                                                                         6,869,429
                                                                                                    ---------------
              TOTAL CAPITAL MARKETS                                                                     10,881,673
                                                                                                    ---------------

      CHEMICALS - 4.1%
              COMMODITY CHEMICALS - 0.2%
      506,075 Basell USA, Inc. ..................   Ba3      B+           7.73%         8/01/13            511,769
      506,075 Basell USA, Inc. ..................   Ba3      B+           8.23%         8/01/14            511,769
                                                                                                    ---------------
                                                                                                         1,023,538
                                                                                                    ---------------

         See Notes to Quarterly Portfolio of Investments                  Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      CHEMICALS - (CONTINUED)
              DIVERSIFIED CHEMICALS - 3.9%
$   5,000,000 BCP Crystal US Holdings Corp. .....   B1       BB-          7.49%         1/26/09     $    5,031,250
    3,000,000 Brenntag Holding GmbH &
                 Company KG (c) .................   B3       B-          12.08%         7/23/15          3,073,125
    7,000,000 Brenntag Holding GmbH &
                 Company KG .....................   B2       B+           8.08%        12/23/13          7,030,811
    3,259,587 Huntsman International, LLC .......   Ba3      BB-          7.08%         8/16/12          3,248,892
                                                                                                    --------------
                                                                                                        18,384,078
                                                                                                    --------------
              TOTAL CHEMICALS                                                                           19,407,616
                                                                                                    --------------

      COMMERCIAL SERVICES & SUPPLIES - 7.2%
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 5.0%
    1,000,000 Acosta, Inc. ......................   NR(a)    NR(a)         8.16%        7/28/13          1,008,750
      997,500 Advantage Sales & Marketing Inc. ..   NR(a)    NR(a)     7.33%-7.46%      3/29/13            990,435
    2,742,525 Affinion Group, Inc. ..............   B1       B+        8.08%-8.18%     10/17/12          2,756,238
    1,965,909 Clarke American Corp. .............   B1       B+        8.75%-8.87%     12/15/11          1,990,483
    6,467,500 IAP Worldwide Services, Inc. ......   B2        B           8.50%        12/30/12          6,489,056
    4,000,000 IAP Worldwide Services, Inc. (c) ..   B3      CCC+         13.50%         6/30/13          4,080,000
    1,000,000 N.E.W. Customer Service
                  Companies, Inc. ...............   NR(a)    NR(a)         TBA          8/04/13          1,005,000
    2,000,000 N.E.W. Customer Service
                  Companies, Inc. (c) ...........   NR(a)    NR(a)         TBA          2/04/14          2,020,000
      500,000 TransFirst Holdings, Inc. (c) .....  Caa1      B-          11.57%         8/15/13            503,750
    2,943,750 United Rentals, Inc. ..............   B2       BB-          7.33%         2/14/11          2,946,379
                                                                                                    --------------
                                                                                                        23,790,091
                                                                                                    --------------
              ENVIRONMENTAL & FACILITIES SERVICES - 1.5%
    7,000,000 EnergySolutions, LLC ..............  NR(a)    NR(a)      7.58%-7.77%      6/07/13          7,039,375
                                                                                                    --------------
              OFFICE SERVICES & SUPPLIES - 0.7%
    3,548,366 Pike Electric, Inc. ...............  NR(a)    NR(a)      6.88%-6.94%      7/01/12          3,541,713
                                                                                                    --------------
              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      34,371,179
                                                                                                    --------------

      COMPUTERS & PERIPHERALS - 1.3%
              COMPUTER HARDWARE - 1.3%
    6,175,000 Activant Solutions Holdings Inc. ..  NR(a)    NR(a)      7.44%-7.50%      5/02/13          6,082,375
                                                                                                    --------------
              TOTAL COMPUTERS & PERIPHERALS                                                              6,082,375
                                                                                                    --------------

      CONSTRUCTION & ENGINEERING - 0.4%
              CONSTRUCTION & ENGINEERING - 0.4%
    2,000,000 Standard Pacific Corp. ............   Ba2      BB           6.93%         5/05/13          1,967,500
                                                                                                    --------------
              TOTAL CONSTRUCTION & ENGINEERING                                                           1,967,500
                                                                                                    --------------

      CONTAINERS & PACKAGING - 4.7%
              METAL & GLASS CONTAINERS - 1.8%
      962,500 Captive Plastics, Inc. ............  NR(a)     B-           8.50%         8/16/11            963,703
    7,500,000 Owens-Illinois Group, Inc. ........   B1       BB-          7.08%         6/14/13          7,500,000
                                                                                                    --------------
                                                                                                         8,463,703
                                                                                                    --------------

Page 2         See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      CONTAINERS & PACKAGING - (CONTINUED)
              PAPER PACKAGING - 2.9%
$   1,156,497 Boise Cascade, LLC ................   Ba3      BB        7.09%-7.25%     10/28/11     $    1,160,374
    4,760,916 Graham Packaging Holdings
                  Company .......................   B2        B        7.56%-7.88%     10/07/11          4,769,843
    6,000,000 Graham Packaging Holdings
                  Company (c) ...................   B3      CCC+           9.75%        4/07/12          6,064,998
    1,985,000 Pregis Corp. ......................   B1        B+           7.75%       10/12/12          1,994,925
                                                                                                    --------------
                                                                                                        13,990,140
                                                                                                    --------------
              TOTAL CONTAINERS & PACKAGING                                                              22,453,843
                                                                                                    --------------

      DIVERSIFIED CONSUMER SERVICES - 0.7%
              EDUCATION SERVICES - 0.4%
    2,000,000 Education Management LLC ..........   B2        B           8.06%         6/01/13          2,008,126
                                                                                                    --------------
              SPECIALIZED CONSUMER SERVICES - 0.3%
    1,502,946 Coinstar, Inc. ....................   Ba3      BB-          7.51%         7/01/11          1,508,582
                                                                                                    --------------
              TOTAL DIVERSIFIED CONSUMER SERVICES                                                        3,516,708
                                                                                                    --------------

      DIVERSIFIED FINANCIAL SERVICES - 0.2%
              SPECIALIZED FINANCE - 0.2%
    1,000,000 J.G.Wentworth, LLC ................   B2        B           9.01%         4/12/11          1,008,750
                                                                                                    --------------
              TOTAL DIVERSIFIED FINANCIAL SERVICES                                                       1,008,750
                                                                                                    --------------

      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
              INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
    1,975,000 Telcordia Technologies, Inc. ......   B1       B+        7.86%-7.90%      9/15/12          1,871,313
                                                                                                    --------------
              TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               1,871,313
                                                                                                    --------------

      ELECTRIC UTILITIES - 7.8%
              ELECTRIC UTILITIES - 7.8%
    1,000,000 Astoria Generating Company
                  Acquisitions, LLC (c) .........   B3       B            9.20%         8/23/13          1,009,750
      328,344 Calpine Corp.,
                  (Debtor in Possession) (f) ....   NR(a)   NR(a)      0.75%-7.75%     12/20/07            329,576
      829,787 Calpine Corp.,
                  (Debtor in Possession) (c) (f)    NR(a)   NR(a)         9.50%        12/20/07            839,122
      353,886 Cogentrix Delaware Holdings, Inc. .   Ba2     BB+           7.00%         4/14/12            353,812
    7,145,528 Covanta Energy Corp. ..............   B1       B+        7.58%-7.71%      6/24/12          7,184,235
    1,919,192 LSP Gen Finance Co., LLC ..........   Ba3      BB-          7.25%         5/04/13          1,911,995
       80,808 LSP Gen Finance Co., LLC ..........   Ba3      BB-       0.88%-7.08%      1/03/13             80,505
      716,722 LSP-Kendall Energy, LLC ...........   B1        B           7.50%        10/07/13            708,957
    6,427,331 Midwest Generation, LLC ...........   Ba2      BB-       7.24%-7.31%      4/27/11          6,427,331
      995,000 Mirant North America, LLC .........   B1       BB-          7.08%         1/03/13            991,979
    9,000,000 NRG Energy, Inc. ..................   Ba2      BB-          7.50%         2/01/13          9,023,625
    4,549,812 Plum Point Energy Associates, LLC .   B1        B        8.62%-8.75%      3/14/14          4,566,873
    2,126,125 Riverside Energy Center, LLC ......   B1        B           9.74%         6/24/11          2,179,278
    1,638,827 Rocky Mountain Energy Center, LLC .   B1        B        9.74%-9.84%      6/24/11          1,679,797
                                                                                                    --------------
              TOTAL ELECTRIC UTILITIES                                                                  37,286,835
                                                                                                    --------------

         See Notes to Quarterly Portfolio of Investments                  Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
              ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
$   1,907,017 VeriFone, Inc. ....................   B1       BB-          7.24%         6/30/11     $    1,904,633
                                                                                                    --------------
              TECHNOLOGY DISTRIBUTORS - 1.0%
    4,600,000 Sensata Technologies Finance
                  Company, LLC ..................   NR       NR            TBA          4/27/13          4,567,142
                                                                                                    --------------
              TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   6,471,775
                                                                                                    --------------
      ENERGY EQUIPMENT & SERVICES - 2.1%
              OIL & GAS EQUIPMENT & SERVICES - 2.1%
    2,985,000 Key Energy Services, Inc. .........   NR       NR        8.90%-9.23%      6/30/12          2,998,059
    6,957,661 Targa Resources, Inc. .............   Ba3      B+        7.58%-7.75%     10/31/12          6,978,737
                                                                                                    --------------
              TOTAL ENERGY EQUIPMENT & SERVICES                                                          9,976,796
                                                                                                    --------------

      FOOD & STAPLES RETAILING - 3.8%
              DRUG RETAIL - 0.7%
    3,574,976 Jean Coutu Group (PJC) (The) Inc. .   B2       BB-          8.00%         7/30/11          3,579,816
                                                                                                    --------------
              FOOD DISTRIBUTORS - 1.0%
    1,955,000 Golden State Foods Corp. ..........   B1      NR(a)         7.25%         2/25/11          1,950,113
    2,914,286 Nash Finch Company ................   B1       B+           7.63%        11/12/10          2,921,571
                                                                                                    --------------
                                                                                                         4,871,684
                                                                                                    --------------
              FOOD RETAIL - 2.1%
    9,977,500 SUPERVALU, Inc. ...................   Ba3      BB-          7.06%         6/02/12          9,960,039
                                                                                                    --------------
              TOTAL FOOD & STAPLES RETAILING                                                            18,411,539
                                                                                                    --------------
FOOD PRODUCTS - 6.2%
              AGRICULTURAL PRODUCTS - 2.3%
      997,500 Del Monte Corp. ...................   Ba3      BB        7.00%-7.07%      2/08/12            997,707
    8,984,128 Dole Food Company, Inc. ...........   Ba3      B+        7.38%-9.25%      4/12/13          8,845,620
      995,000 Wm. Bolthouse Farms, Inc. .........   B2       B+           7.81%        12/16/12          1,001,634
                                                                                                    --------------
                                                                                                        10,844,961
                                                                                                    --------------
              PACKAGED FOODS & MEATS - 3.9%
    7,888,348 Keystone Foods Holdings, LLC ......  NR(a)    NR(a)      7.13%-7.25%      6/16/11          7,893,278
    8,849,887 OSI Group, LLC ....................  NR(a)    NR(a)         7.25%         9/02/11          8,827,762
    1,995,000 THL Foods Products Company ........   B1       B+        7.03%-7.55%     11/21/10          1,999,156
                                                                                                    --------------
                                                                                                        18,720,196
                                                                                                    --------------
              TOTAL FOOD PRODUCTS                                                                       29,565,157
                                                                                                    --------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
              HEALTH CARE SUPPLIES - 0.4%
    1,852,500 Angiotech Pharmaceuticals Inc. ....   Ba3      BB-       6.83%-7.00%      3/23/13          1,823,555
                                                                                                    --------------
              TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                     1,823,555
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES - 11.2%
              HEALTH CARE FACILITIES - 1.6%
      904,182 Lifepoint Hospitals, Inc. .........   Ba3      BB           7.13%         4/15/12            899,034
    5,945,175 Select Medical Corp. ..............   B1       BB-       7.08%-9.00%      2/24/12          5,846,307
    1,000,000 USP Domestic Holdings Inc. ........   Ba2      BB-          7.12%         6/07/13          1,002,500
                                                                                                    --------------
                                                                                                         7,747,841
                                                                                                    --------------

    Page 4        See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
              HEALTH CARE SERVICES - 8.3%
$   8,875,251 CHS/Community Health Systems, Inc.    Ba3      BB-       7.08%-7.15%      8/19/11     $    8,866,935
    4,276,225 DaVita Inc. .......................   B1       BB-       7.11%-7.69%     10/05/12          4,285,009
      983,214 DJ Orthopedics, LLC ...............   Ba3      BB-       6.88%-7.06%      4/07/13            978,913
    6,982,500 Fresenius Medical Care AG .........   Ba2      BB+       6.78%-6.87%      3/31/13          6,920,433
      294,872 Matria Healthcare, Inc. ...........   B1       BB-          7.65%         1/19/07            291,554
      956,324 Multiplan Merger Corp. ............   B2       B+           7.50%         4/12/13            949,948
    1,770,115 Per-Se Technologies, Inc. .........   B1       B+        7.68%-7.75%      1/06/13          1,774,540
    1,496,250 Quintiles Transnational Corp. .....   B1       BB-          7.50%         3/31/13          1,493,913
    2,985,000 Team Finance, LLC .................   B2       B+        7.83%-7.90%     11/23/12          2,995,262
    6,427,819 US Oncology Holdings, Inc. ........   Ba3      B+        7.65%-7.88%      8/20/11          6,439,871
    4,661,491 VWR International, Inc. ...........   B2       B+           7.77%         4/07/11          4,667,318
                                                                                                    --------------
                                                                                                        39,663,696
                                                                                                    --------------
              MANAGED HEALTH CARE - 1.3%
    4,405,088 IASIS Healthcare Corp. ............   B1       B+        7.73%-7.75%      6/22/11          4,423,444
    1,970,150 Vanguard Health Systems, Inc. .....   B2       B         7.75%-7.87%      9/23/11          1,970,150
                                                                                                    --------------
                                                                                                         6,393,594
                                                                                                    --------------
              TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    53,805,131
                                                                                                    --------------

      HOTELS, RESTAURANTS & LEISURE - 11.7%
              CASINOS & GAMING - 6.7%
    5,880,000 Boyd Gaming Corp. .................   Ba2      BB        6.61%-7.00%      6/30/11          5,872,650
    2,972,490 CCM Merger, Inc. ..................   B1       B+        7.24%-7.49%     10/21/12          2,957,627
    3,154,632 Global Cash Access, Inc. ..........   Ba3      B+           7.08%         3/10/10          3,150,688
    6,000,000 MGM Mirage ........................   Ba2      BB           6.28%        11/22/09          5,984,250
    1,985,000 Penn National Gaming, Inc. ........   Ba2      BB        7.02%-7.25%     10/03/12          1,991,203
    5,000,000 Pinnacle Entertainment, Inc. ......   B1       BB-          0.75%        12/14/11          4,993,750
    1,000,000 Pinnacle Entertainment, Inc. ......   B1       BB-          7.33%        12/14/11          1,001,250
    6,000,000 VML US Finance, LLC ...............   B1       BB-          8.20%         5/25/13          5,985,936
                                                                                                    --------------
                                                                                                        31,937,354
                                                                                                    --------------
              HOTELS, RESORTS & CRUISE LINES - 2.2%
    6,000,000 Kerzner International Ltd. ........   B3       B-        0.50%-8.39%      9/01/13          5,970,000
    4,761,129 OpBiz, LLC ........................   B3       B-           6.76%         8/31/10          4,599,251
                                                                                                    --------------
                                                                                                        10,569,251
                                                                                                    --------------
              LEISURE FACILITIES - 2.4%
    6,806,356 American Skiing Company ...........   NR       NR       9.75%-10.03%     11/24/10          6,823,372
    4,500,000 Cedar Fair, L.P. ..................   Ba3      BB-           TBA          7/03/12          4,521,564
                                                                                                    --------------
                                                                                                        11,344,936
                                                                                                    --------------
              RESTAURANTS - 0.4%
    2,000,000 QCE LLC (c) .......................  NR(a)    NR(a)        11.25%        11/05/13          2,023,750
                                                                                                    --------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                                                       55,875,291
                                                                                                    --------------

       See Notes to Quarterly Portfolio of Investments                  Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      HOUSEHOLD DURABLES - 2.7%
              HOMEBUILDING - 2.3%
$   2,038,576 Kyle Acquisition Group, LLC .......  NR(a)    NR(a)         7.38%         7/20/08     $    2,033,479
    2,775,964 Kyle Acquisition Group, LLC .......  NR(a)    NR(a)         7.38%         7/20/10          2,769,024
    1,000,000 Technical Olympic USA, Inc. .......  NR(a)     NR           8.25%         8/01/08            993,750
    5,000,000 Technical Olympic USA, Inc.,
                 (Mezzanine Debt) (c) ...........  NR(a)     NR          10.75%         8/01/09          4,950,000
                                                                                                    --------------
                                                                                                        10,746,253
                                                                                                    --------------
              HOUSEWARES & SPECIALTIES - 0.4%
    2,007,966 Jostens IH Corp. ..................   B1       B+           7.07%        10/04/11          2,014,994
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                  12,761,247
                                                                                                    --------------

      INDUSTRIAL CONGLOMERATES - 0.7%
              INDUSTRIAL CONGLOMERATES - 0.7%
    2,653,929 Goodman Global Holdings, Inc. .....   B1       B+           7.25%        12/23/11          2,641,490
      757,853 Mueller Group, Inc. ...............   B1       BB-       7.11%-7.62%     10/03/12            762,048
                                                                                                    --------------
              TOTAL INDUSTRIAL CONGLOMERATES                                                             3,403,538
                                                                                                    --------------

      INSURANCE - 0.8%
              LIFE & HEALTH INSURANCE - 0.8%
    3,970,441 Conseco, Inc. .....................   Ba3      BB-          7.08%         6/22/10          3,970,441
                                                                                                    --------------
              TOTAL INSURANCE                                                                            3,970,441
                                                                                                    --------------

      INTERNET SOFTWARE & SERVICES - 1.9%
              INTERNET SOFTWARE & SERVICES - 1.9%
    8,917,444 SunGard Data Systems Inc. .........   B1       B+           8.00%         2/11/13          8,975,567
                                                                                                    --------------
              TOTAL INTERNET SOFTWARE & SERVICES                                                         8,975,567
                                                                                                    --------------

      IT SERVICES - 4.3%
              DATA PROCESSING & OUTSOURCED SERVICES - 0.2%
      987,500 Fidelity National Information
                  Solutions, Inc. & Fidelity
                  National Tax Service, Inc.  ...  Ba1       BB+          6.58%         3/09/11            983,797
                                                                                                    --------------
              IT CONSULTING & OTHER SERVICES - 4.1%
    3,104,762 Alion Science and Technology Corp.    B1       B+           8.25%         8/02/09          3,104,762
    8,887,500 DynCorp International, LLC ........   Ba3      BB-       7.31%-7.81%      6/28/12          8,909,719
      997,500 iPayment, Inc. ....................  NR(a)    NR(a)      7.58%-7.75%      5/10/13            996,253
    1,946,667 Vertafore, Inc. ...................  NR(a)    NR(a)      7.83%-9.75%      1/31/12          1,950,317
    3,125,000 Wyle Laboratories, Inc. (c) .......  NR(a)     B-          11.97%         7/28/11          3,171,875
    1,422,900 Wyle Laboratories, Inc. ...........  NR(a)     B+           8.22%         1/28/11          1,428,236
                                                                                                    --------------
                                                                                                        19,561,162
                                                                                                    --------------
              TOTAL IT SERVICES                                                                         20,544,959
                                                                                                    --------------
      LEISURE EQUIPMENT & PRODUCTS - 0.7%
              LEISURE PRODUCTS - 0.7%
    3,491,250 Easton-Bell Sports, Inc. ..........   B1       B+        6.81%-7.08%      3/16/12          3,489,794
                                                                                                    --------------
              TOTAL LEISURE EQUIPMENT & PRODUCTS                                                         3,489,794
                                                                                                    --------------

 Page 6            See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      MACHINERY - 0.2%
              INDUSTRIAL MACHINERY - 0.2%
$     470,000 Invensys International Holdings Ltd.
              /BTR Dunlop Finance, Inc. .........   Ba3      B-           7.45%        12/15/10     $      471,469
      530,000 Invensys International Holdings Ltd.
              /BTR Dunlop Finance, Inc. .........   Ba3      B-           7.31%         1/15/11            531,656
                                                                                                    --------------
              TOTAL MACHINERY                                                                            1,003,125
                                                                                                    --------------

      MEDIA - 30.4%
              ADVERTISING - 0.4%
    2,031,906 Adams Outdoor Advertising, L.P. ...   B1       B+        7.15%-7.27%     10/18/12          2,033,811
                                                                                                    --------------
              BROADCASTING & CABLE TV - 18.3%
    3,920,000 Bragg Communications, Inc. ........  NR(a)     NR           7.33%         8/31/11          3,920,000
   17,380,000 Century Cable Holdings LLC (g) ....   NR       NR          10.25%         6/30/09         16,846,191
    3,000,000 Cequel Communications, LLC ........   B1       B+           7.74%        12/05/13          2,976,963
    3,000,000 Cequel Communications, LLC ........   NR       NR          10.49%         5/05/14          2,988,750
   12,983,858 Charter Communications
                  Operating, LLC ................   B2        B           8.13%         4/27/13         13,011,812
   10,972,500 CSC Holdings, Inc. ................   Ba3      BB        6.99%-7.26%      3/29/13         10,908,146
    1,000,000 Cumulus Media Inc. ................   Ba3       B        7.33%-7.63%      6/07/13            998,594
    1,329,975 DIRECTV Holdings LLC ..............   Ba1      BB           6.82%         4/13/13          1,329,698
    3,491,250 LBI Media, Inc. ...................   B1        B           6.76%         3/31/12          3,447,609
    2,893,581 NEP Supershooters, L.P. ...........   B1      NR(a)         9.00%         2/03/11          2,918,900
    1,000,000 NextMedia Operating, Inc. (c) .....   B3      CCC+          9.83%        11/15/13          1,002,083
    2,000,000 NTL Investment Holdings Ltd. ......   Ba3      BB-           TBA         12/21/12          2,007,500
    7,000,000 PanAmSat Corp. ....................   B1       BB           8.01%        12/03/13          7,042,658
    1,500,000 Panavision, Inc. (c) ..............   B3      CCC          12.49%         3/30/12          1,520,625
    1,000,000 Paxson Communications Corp. .......   B2      CCC+          8.76%         1/15/12          1,012,500
    6,466,250 Raycom Media, Inc. ................   NR       NR           7.00%         8/28/13          6,425,836
    4,500,000 UPC Distribution Holding B.V. .....   B1        B           7.64%        12/31/13          4,489,952
    4,500,000 UPC Distribution Holding B.V. .....   B1        B           7.64%         3/31/13          4,489,952
                                                                                                    --------------
                                                                                                        87,337,769
                                                                                                    --------------
              MOVIES & ENTERTAINMENT - 5.6%
    4,875,500 AMC Entertainment, Inc. ...........   Ba3      B+           7.53%         1/26/13          4,899,877
    1,577,363 Deluxe Entertainment Services
                 Group, Inc. ....................   B1       B            9.25%         1/28/11          1,585,702
    6,982,500 Metro-Goldwyn-Mayer Holdings
                  II, Inc. ......................   NR(a)    NR(a)        8.75%         4/08/12          6,950,946
    3,682,419 Regal Cinemas Corp. ...............   Ba2      BB-       7.07%-7.25%     11/10/10          3,667,461
    9,767,334 WMG Acquisition Corp. .............   Ba2      B+        7.21%-7.51%      3/01/11          9,791,752
                                                                                                    --------------
                                                                                                        26,895,738
                                                                                                    --------------
              PUBLISHING - 6.1%
      997,500 Caribe Information Investments Inc.   B1        B        7.46%-7.66%      3/31/13            996,877
    4,705,882 CBD Media, LLC ....................   B1        B           7.87%        12/31/09          4,723,529
      853,311 Dex Media West, Inc. ..............   Ba2      BB        6.91%-7.00%      3/09/10            849,045
    1,970,050 Media News Group, Inc. ............   Ba3      BB-          6.58%        12/30/10          1,943,783
    2,000,000 Media News Group, Inc. ............   Ba3      BB-          7.16%         8/02/13          2,002,500
    5,000,000 Newspaper Holdings, Inc. ..........   NR       NR           6.94%         8/24/12          4,984,375
      958,418 Nexstar Broadcasting, Inc. ........   Ba3       B           7.25%        10/01/12            954,824

              See Notes to Quarterly Portfolio of Investments             Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      MEDIA - (CONTINUED)
              PUBLISHING - (CONTINUED)
$     930,890 Nexstar Broadcasting, Inc. ........   Ba3      B+           7.25%        10/01/12     $      927,399
    1,500,000 PBI Media, Inc. ...................   B2        B        7.74%-7.75%      9/30/12          1,498,751
      990,000 PRIMEDIA Inc. .....................   B2        B           7.65%         9/30/13            975,398
    6,768,519 RH Donnelley Inc. .................   Ba3      BB        6.74%-7.01%      6/30/11          6,719,561
    1,814,504 WCP Exposition Services
                  Operating Company, LLC ........   NR       NR        9.00%-9.12%      8/29/11          1,823,577
    1,000,000 Yell Group PLC ....................   Ba3      BB-           TBA          2/09/13          1,003,375
                                                                                                    --------------
                                                                                                        29,402,994
                                                                                                    --------------
              TOTAL MEDIA                                                                              145,670,312
                                                                                                    --------------
      METALS & MINING - 1.6%
              ALUMINUM - 1.0%
    4,910,380 Novelis Corp. .....................   Ba2      BB-          7.72%         1/06/12          4,921,089
                                                                                                    --------------
              DIVERSIFIED METALS & MINING - 0.6%
    2,985,000 Alpha Natural Resources, LLC ......   B1       BB-          7.25%        10/26/12          2,976,606
                                                                                                    --------------
              TOTAL METALS & MINING                                                                      7,897,695
                                                                                                    --------------
      MULTI - UTILITIES - 1.5%
              MULTI-UTILITIES - 1.5%
      987,500 KGEN, LLC .........................   B2        B           8.12%         8/05/11            987,500
    5,697,444 KGEN, LLC (c) (h) .................   B3       B-           14.5%         8/05/11          5,811,393
      500,000 Thermal North America, Inc. .......   Ba3      BB-          7.16%        10/12/13            498,125
                                                                                                    --------------
              TOTAL MULTI - UTILITIES                                                                    7,297,018
                                                                                                    --------------

      OIL, GAS & CONSUMABLE FUELS - 7.9%
              OIL & GAS EXPLORATION & PRODUCTION - 3.4%
    5,940,000 ATP Oil & Gas Corp. ...............   NR       NR        8.32%-8.86%      4/14/10          5,999,400
    4,365,298 Plains Resources Inc. .............   Ba2      BB           6.90%         8/12/11          4,359,841
    2,000,000 Resolute Aneth, LLC (c) ...........   NR       NR          10.47%         4/13/12          2,015,000
    1,888,898 SemCrude, L.P. ....................   Ba3       B        7.58%-7.75%      3/16/11          1,893,620
    2,000,000 Venoco, Inc. (c) ..................  Caa1      B-       9.75%-10.00%      4/27/11          2,008,750
                                                                                                    --------------
                                                                                                        16,276,611
                                                                                                    --------------
              OIL & GAS REFINING, MARKETING & TRANSPORTATION - 4.5%
    1,000,000 Alon USA, Inc. ....................   B2       BB-       1.25%-7.91%      6/22/13          1,010,000
      443,333 Calumet Lubricants Company, L.P. ..   B2       BB-       8.63%-8.78%     12/09/12            443,333
    4,962,500 Cheniere LNG Holdings, LLC ........   NR       BB           8.25%         8/31/12          4,993,516
    2,000,000 Coffeyville Resources, LLC (c) ....   B3        B          12.13%         7/08/13          2,057,500
    6,907,863 Eagle Rock Gas Gathering &
                  Processing, Ltd. ..............   NR       NR           8.01%        10/01/12          6,907,863
    3,000,000 El Paso Corp. .....................   B1       B+           7.37%         7/31/11          3,013,392
      990,000 EPCO Holdings, Inc. ...............   Ba3      B+        7.22%-7.49%      8/18/10            994,641
    2,000,000 Regency Gas Service, LLC ..........   B1       B+           7.87%         8/15/13          2,016,666
                                                                                                    --------------
                                                                                                        21,436,911
                                                                                                    --------------
              TOTAL OIL, GAS & CONSUMABLE FUELS                                                         37,713,522
                                                                                                    --------------

 Page 8              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      PAPER & FOREST PRODUCTS - 4.0%
              FOREST PRODUCTS - 4.0%
$  14,193,750 Georgia-Pacific Corp. .............   Ba2      BB-       7.30%-7.50%     12/20/12     $   14,205,573
    4,750,000 Georgia-Pacific Corp. (c) .........   Ba3      B+           8.30%        12/23/13          4,789,188
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                             18,994,761
                                                                                                    --------------
      PERSONAL PRODUCTS - 0.2%
              PERSONAL PRODUCTS - 0.2%
    1,000,000 American Safety Razor Company (c) .  Caa1    CCC+          11.72%         1/31/14          1,015,000
                                                                                                    --------------
              TOTAL PERSONAL PRODUCTS                                                                    1,015,000
                                                                                                    --------------

      REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
              OFFICE REITS - 0.9%
      371,111 Maguire Properties, Inc. ..........   Ba2      BB+          7.08%         3/15/10            371,111
    4,000,000 Trizec Partners Real Estate, L.P. .  NR(a)    NR(a)         6.78%         5/02/07          3,992,500
                                                                                                    --------------
                                                                                                         4,363,611
                                                                                                    --------------
              RESIDENTIAL REITS - 0.0%
       77,895 Lion Gables Realty, L.P. ..........   Ba2      BB+          7.12%         9/30/06             77,879
                                                                                                    --------------
              RETAIL REITS - 3.6%
    6,349,109 Capital Automotive, L.P. ..........   Ba1      BB+          7.16%        12/16/10          6,356,163
    9,000,000 General Growth Properties, Inc. ...   Ba2      BB+          6.58%         2/24/10          8,869,689
    2,000,000 Macerich Partnership (The), L.P. ..  NR(a)    NR(a)         6.94%         4/26/10          1,990,000
                                                                                                    --------------
                                                                                                        17,215,852
                                                                                                    --------------
              TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)                                               21,657,342
                                                                                                    --------------

      REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
              REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
    1,257,143 Ginn-LA CS Borrower, LLC ..........   B1       B+           8.29%         6/08/11          1,238,286
    2,742,857 Ginn-LA CS Borrower, LLC ..........   B1       BB           8.41%         6/08/11          2,701,714
    2,125,000 LNR Property Corp. ................   B2      NR(a)         8.22%         6/12/09          2,128,984
    4,500,000 LNR Property Corp. ................   B2      NR(a)         8.22%         7/12/11          4,524,750
      732,099 Newkirk Master (The) L.P. .........   Ba2      BB+       7.15%-8.75%      8/11/08            731,641
      997,500 November 2005 Land Investors, LLC .   B1       BB           8.25%         5/31/11            997,500
    1,000,000 November 2005 Land Investors, LLC (c) B2       B+          12.50%         5/30/12          1,005,000
    3,935,075 Palmdale Hills Property, LLC ......   B1       B+        8.26%-8.50%      5/19/10          3,895,725
    4,967,475 Pivotal Promontory, LLC ...........  NR(a)    NR(a)         8.08%         8/31/10          4,884,682
    1,850,000 Rhodes Companies (The), LLC .......   Ba3      BB-          8.75%        11/21/10          1,850,000
    1,500,000 Shea Capital I, LLC ...............  NR(a)    NR(a)         7.49%        10/27/11          1,473,750
      950,933 Yellowstone Development, LLC ......  NR(a)    NR(a)         7.71%         9/30/10            945,584
                                                                                                    --------------
              TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT                                                26,377,616
                                                                                                    --------------

      ROAD & RAIL - 1.0%
              TRUCKING - 1.0%
    4,590,202 Hertz (The) Corp. .................   Ba2      BB        7.58%-7.73%     12/21/12          4,617,251
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          4,617,251
                                                                                                    --------------

             See Notes to Quarterly Portfolio of Investments             Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      SPECIALTY RETAIL - 3.5%
              APPAREL RETAIL - 1.8%
$   2,000,000 Hanesbrands, Inc. .................   Ba2      BB-           TBA          8/10/13     $    2,015,358
    1,000,000 Hanesbrands, Inc. .................   Ba3      B-            TBA          2/10/14          1,016,563
    5,848,101 Neiman Marcus Group (The), Inc. ...    B1      B+           7.77%         4/06/13          5,890,015
                                                                                                    --------------
                                                                                                         8,921,936
                                                                                                    --------------
              SPECIALTY STORES - 1.7%
    1,221,938 Dollarama Group L.P. ..............   B1       B+           7.49%        11/18/11          1,225,756
    3,784,979 Harbor Freight Tools USA, Inc. ....  NR(a)    NR(a)      7.13%-7.18%      7/15/10          3,779,301
    2,985,000 TravelCenters of America, Inc. ....   B1       BB        6.86%-7.25%     12/01/11          2,981,269
                                                                                                    --------------
                                                                                                         7,986,326
                                                                                                    --------------
              TOTAL SPECIALTY RETAIL                                                                    16,908,262
                                                                                                    --------------
      TOBACCO - 0.8%
              TOBACCO - 0.8%
      937,250 Commonwealth Brands, Inc. .........  NR(a)    NR(a)         7.75%        12/22/12            941,936
    3,000,000 Reynolds American Inc. ............   Ba1      BB+       7.19%-7.31%      5/31/12          3,010,782
                                                                                                    --------------
              TOTAL TOBACCO                                                                              3,952,718
                                                                                                    --------------

      TRANSPORTATION INFRASTRUCTURE - 1.0%
              MARINE PORTS & SERVICES - 1.0%
    4,870,378 Horizon Lines Holding, LLC ........   B2       B            7.75%         7/07/11          4,882,554
                                                                                                    --------------
         TOTAL TRANSPORTATION INFRASTRUCTURE                                                             4,882,554
                                                                                                    --------------
      WIRELESS TELECOMMUNICATION SERVICES - 2.1%
              WIRELESS TELECOMMUNICATION SERVICES - 2.1%
    2,000,000 Clearwire Corp. ...................   NR       NR          12.08%         8/18/09          2,010,000
    1,000,000 Crown Castle Operating Company ....   B2       BB           7.65%         6/01/14          1,005,208
    3,000,000 MetroPCS Wireless, Inc. ...........   NR       NR(a)       10.44%         5/31/11          3,065,001
    4,000,000 Windstream Corp. ..................   Ba2      BBB-         7.26%         7/17/13          4,019,284
                                                                                                    --------------
         TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                      10,099,493
                                                                                                    --------------
         TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS**                                              727,291,717
                                                                                                    --------------
         (Cost $728,205,351)

SENIOR FLOATING RATE NOTES - 5.7%
      ENERGY EQUIPMENT & SERVICES - 0.2%
              OIL & GAS DRILLING - 0.2%
    1,000,000 Parker Drilling Company (e) .......   NR       NR           9.98%         9/01/10          1,018,750
                                                                                                    --------------
         TOTAL ENERGY EQUIPMENT & SERVICES                                                               1,018,750
                                                                                                    --------------
      FOOD & STAPLES RETAILING - 0.5%
              FOOD DISTRIBUTORS - 0.5%
    2,100,000 Nutro Products, Inc. (e) ..........   B3       CCC          9.23%        10/15/13          2,163,000
                                                                                                    --------------
         TOTAL FOOD & STAPLES RETAILING                                                                  2,163,000
                                                                                                    --------------
      HEALTH CARE PROVIDERS & SERVICES - 0.2%
              HEALTH CARE FACILITIES - 0.2%
    1,000,000 US Oncology Holdings, Inc.(d)(e) .. Caa1       B-          10.32%         3/15/15          1,015,000
                                                                                                    --------------
         TOTAL HEALTH CARE PROVIDERS & SERVICES                                                          1,015,000
                                                                                                    --------------

 Page 10             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                       RATINGS+                             STATED           MARKET
     VALUE               DESCRIPTION*             MOODY'S   S&P          COUPON        MATURITY*         VALUE
  ----------- ----------------------------------  -------------      -------------    ----------    ----------------
 SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
      HOTELS, RESTAURANTS & LEISURE - 0.8%
              LEISURE FACILITIES - 0.8%
$   2,000,000 HRP Myrtle Beach (e) ..............   B3       B            9.82%         4/01/12     $    1,990,000
    2,000,000 Universal City Florida Holding
                  Company (e) ...................   B3       B-          10.24%         5/01/10          2,045,000
                                                                                                    --------------
         TOTAL HOTELS, RESTAURANTS & LEISURE                                                             4,035,000
                                                                                                    --------------
      HOUSEHOLD DURABLES - 0.6%
              HOMEBUILDING - 0.6%
    3,000,000 Builders Firstsource, Inc. (c) (e)    B3       B-           9.66%         2/15/12          3,037,500
                                                                                                    --------------
              TOTAL HOUSEHOLD DURABLES                                                                   3,037,500
                                                                                                    --------------

      MEDIA - 1.7%
              BROADCASTING & CABLE TV - 1.7%
    3,000,000 EchoStar Communications Corp. (e) .   NR      NR            8.76%        10/01/08          3,037,500
    5,000,000 Paxson Communications Corp. (e) ...   B2     CCC+           8.76%         1/15/12          4,975,000
                                                                                                    --------------
              TOTAL MEDIA                                                                                8,012,500
                                                                                                    --------------
      PAPER & FOREST PRODUCTS - 0.2%
              PAPER PRODUCTS - 0.2%
    1,000,000 Verso Paper Holdings LLC (e) ......   B1       B+           9.24%         8/01/14          1,007,500
                                                                                                    --------------
              TOTAL PAPER & FOREST PRODUCTS                                                              1,007,500
                                                                                                    --------------
      PHARMACEUTICALS - 0.5%
              PHARMACEUTICALS - 0.5%
    2,500,000 Elan Finance PLC (d) (e) ..........   B3        B           9.41%        11/15/11          2,525,000
                                                                                                    --------------
              TOTAL PHARMACEUTICALS                                                                      2,525,000
                                                                                                    --------------

      WIRELESS TELECOMMUNICATION SERVICES - 1.0%
              WIRELESS TELECOMMUNICATION SERVICES - 1.0%
    4,500,000 Intelsat (Bermuda), Ltd. (d) (e) ..   B2       B+           9.61%         1/15/12          4,567,500
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  4,567,500
                                                                                                    --------------
              TOTAL SENIOR FLOATING RATE NOTES ................................................         27,381,750
                                                                                                    --------------
              (Cost $27,120,130)
                                                                                                        MARKET
   SHARES         DESCRIPTION*                                                                          VALUE
 -----------  ---------------------------------------------------------------------------------     --------------

 CLOSED-END FUNDS - 2.9%
      OTHER DIVERSIFIED FINANCIAL SERVICES - 2.9%
      903,900 ING Prime Rate Trust ............................................................          6,435,768
      881,900 Van Kampen Senior Income Trust ..................................................          7,293,313
                                                                                                    --------------
              TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES                                                13,729,081
                                                                                                    --------------
              TOTAL CLOSED-END FUNDS ..........................................................         13,729,081
                                                                                                    --------------
              (Cost $13,110,710)

 COMMON STOCKS AND RIGHTS - 0.0%
      OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
          690 Atkins Nutritionals Holdings ....................................................                  0
          690 Atkins Nutritionals Holdings - Rights ...........................................                  0
                                                                                                    --------------
              TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES                                                         0
                                                                                                    --------------
              TOTAL COMMON STOCKS AND RIGHTS ..................................................                  0
                                                                                                    --------------
              (Cost $36,260)

            See Notes to Quarterly Portfolio of Investments             Page 11

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS - (CONTINUED)
AUGUST 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                                           MARKET
     VALUE               DESCRIPTION*                                                                   VALUE
  ----------- ---------------------------------------------------------------------------------     --------------
 REPURCHASE AGREEMENT - 2.2%
 (Cost $10,700,000)
$  10,700,000 Agreement with Wachovia Capital Markets, LLC, 5.15%
                 dated 8/31/06, to be repurchased at $10,701,531 on 9/1/06, collateralized by $10,755,000 Federal Home Loan Bank, 5.38% due
                 8/19/11 (Value $10,976,627) ..................................................     $   10,700,000
                                                                                                    --------------
              TOTAL INVESTMENTS - 162.8% ......................................................        779,102,548
              (Cost $779,172,451) (b)

              NET OTHER ASSETS AND LIABILITIES - (4.5)% .......................................        (21,517,366)
                                                                                                    --------------
              LOAN OUTSTANDING - (37.4)% ......................................................       (179,000,000)
                                                                                                    --------------
              AUCTION MARKET PREFERRED SHARES, AT LIQUIDATION VALUE - (20.9)% .................       (100,000,000)
                                                                                                    --------------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0% ...........................     $  478,585,182
                                                                                                    ==============

----------------------------------------------
            o All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
          (a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
          (b) Aggregate cost for federal income tax and financial reporting purposes.
          (c) This issue is secured by a second lien on the issuer's assets.
          (d) This issue is unsecured.
          (e) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (Note 1E).
          (f) This borrower has filed for protection in a federal bankruptcy court.
          (g) This Senior Loan Interest was purchased subsequent to the borrower's filing for protection in federal bankruptcy court and has priority over other debt holders.
          (h) Payment-in-kind.
            + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by
              Standard & Poor's Ratings Group are considered to be below investment grade.
           NR Not rated
          TBA To be announced.
            * Senior Loans generally are subject to mandatory and/or optional prepayment. Prepayments of Senior Loans may occur because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to optionally prepay. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.
           ** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.



Page 12              See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS-(UNAUDITED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                AUGUST 31, 2006

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received), and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

The senior floating rate loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS-(UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

         FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                AUGUST 31, 2006

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded Senior Loan commitments of approximately $840,426 as of August 31, 2006. The Fund is obligated to fund these Senior Loan commitments at the borrower's discretion. The Fund will maintain cash, liquid securities and/or liquid Senior Loans with an aggregate value at least equal to the amount or unfunded Senior Loan commitments. Net unrealized depreciation of $10,505 from these commitments is included in "Net Other Assets and Liabilities" on the Portfolio of Investments.

E. RESTRICTED SECURITIES:

The Fund may invest a portion of its assets in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. As of August 31, 2006, the Fund currently holds the restricted securities shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation section (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                              CARRYING COST
                                                              CARRYING          PER SHARE
                                ACQUISITION    PRINCIPAL        VALUE        AT ACQUISITION       MARKET     % OF
SECURITY                           DATE          VALUE        PER SHARE            DATE            VALUE   NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Builders Firstsource, Inc.          2/8/05      $3,000,000      $101.25        $100.00        $3,037,500      0.63%
EchoStar Communications Corp.       5/8/06       3,000,000       101.25         102.06         3,037,500      0.63%
Elan Finance PLC                    3/2/05       1,500,000       101.00          86.50         1,515,000      0.32%
Elan Finance PLC                   3/31/05       1,000,000       101.00          75.75         1,010,000      0.21%
HRP Myrtle Beach                   3/23/06       2,000,000        99.50         100.00         1,990,000      0.42%
Intelsat, Ltd.                     2/14/05       3,000,000       101.50         103.50         3,045,000      0.64%
Intelsat, Ltd.                     6/19/06       1,000,000       101.50         101.38         1,015,000      0.21%
Intelsat, Ltd.                     6/20/06         500,000       101.50         101.25           507,500      0.11%
Nutro Products, Inc.               4/13/06         100,000       103.00         100.00           103,000      0.02%
Nutro Products, Inc.               4/13/06       1,000,000       103.00         102.50         1,030,000      0.22%
Nutro Products, Inc.               4/18/06       1,000,000       103.00         102.25         1,030,000      0.22%
Parker Drilling Company            8/22/06       1,000,000       101.88         102.13         1,018,750      0.21%
Paxson Communications Corp.       12/19/04       5,000,000        99.50         100.00         4,975,000      1.04%
Universal City Florida
Holding Company                     4/3/06       2,000,000       102.25         102.00         2,045,000      0.43%
US Oncology Holdings, Inc.         7/14/06       1,000,000       101.50         102.50         1,015,000      0.21%
Verso Paper Holdings LLC           7/26/06         500,000       100.75         100.00           503,750      0.11%
Verso Paper Holdings LLC           7/26/06         500,000       101.25         100.00           503,750      0.11%
                                               -----------                                   -----------      ----
                                               $27,100,000                                   $27,381,750      5.74%
                                               ===========                                   ===========      ====

Page 14

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS-(UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                                AUGUST 31, 2006

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of August 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,706,418 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,776,321.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     OCTOBER 24, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.